SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13:SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

On August 2, 2018 the Company's Shareholders' approved a 3:1 “Reverse Share Split” of its Ordinary shares, which became effective on August 26, 2018. The accompanying consolidated financial statements and notes give retroactive effect to the reverse share split for all periods presented. All fractional shares created by the Reverse Share Split have been rounded down to the nearest whole share.

b.Share Options, Restricted Share Units and Warrants

In 2003, the Company's Board of Directors approved the 2003 Equity Incentive Plan (the "Plan") for an initial term of ten years from adoption and on December 9, 2012, extended the term of the Plan for an additional ten years. On August 7, 2013, the Company’s Board of Directors approved amendments to the Plan which include the ability to grant RSUs and restricted shares.

The contractual term of the share options is generally no more than seven years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares issued upon the exercise of share options or RSUs are identical to those of the other ordinary shares of the Company.

As of December 31, 2020, there were 691,577 ordinary shares reserved for future share-based awards under the Plan.

F - 35

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

The following table summarizes the activities for the Company’s service-based share options for the year ended December 31, 2020:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	4,091,127	$3.79	4.70	$10,226
Granted	1,915,435	2.66	-	-
Exercised	(1,042,849)	3.86	-	5,010
Cancelled	(436,666)	4.36	-	-
Outstanding at December 31, 2020	4,527,047	$3.24	21.79	$42,942

Exercisable at December 31, 2020	1,902,226	$3.70	3.51	$17,171

Vested and expected to vest at December 31, 2020	3,789,743	$3.36	3.22	$35,604

The weighted-average grant-date fair value of options granted during the years ended December 31, 2020, 2019 and 2018 was $3.14, $1.75 and $1.27, respectively.

The aggregate intrinsic value of the outstanding share options at December 31, 2020, represents the intrinsic value of all outstanding options since they were all in-the-money as of such date.

The number of options expected to vest reflects an estimated forfeiture rate.

The following table summarizes the activities for the Company’s performance-based share options for the year ended December 31, 2020:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	66,666	$3.24	4.95	$199
Granted	815,354	2.62	-	-
Exercised	(66,666)	3.24	-	514
Cancelled	(46,043)	-	-	-

Outstanding at December 31, 2020	769,311	2.78	40.53	7,653

Exercisable at December 31, 2020	200,000	5.35	6.58	1,476

Vested and expected to vest at December 31, 2020	596,988	$3.58	4.51	$5,460

The weighted-average grant-date fair value of options granted during the year ended December 31, 2020 was $3.12. No performance-based options were granted during 2019 and 2018.

F - 36

PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

The aggregate intrinsic value of the outstanding performance-based options at December 31, 2020, represents the intrinsic value of all outstanding options since they were all in-the-money as of such date.

The following table summarizes additional information regarding outstanding and exercisable options under the Company's share Option Plan as of December 31, 2020:

	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.00 – 0.50	1,051,494	79.46	$-	-	-	$-
1.03 – 2.94	316,567	3.98	2.76	190,741	3.76	2.71
3.00 – 3.38	1,509,699	3.88	3.19	1,082,647	3.51	3.21
4.23 – 6.90	1,508,954	4.79	5.18	598,005	3.47	4.66
7.08 – 9.81	132,000	5.66	8.20	22,500	4.10	7.97
$10.01 –12.75	8,333	0.00	11.07	8,333	0.00	11.07

	4,527,047	21.79	$3.24	1,902,226	3.51	$3.70

The Company recognized share-based compensation expenses related to its share-based awards in the consolidated statements of operations as follows:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$102	$164	$136
Research and development	887	488	448
Selling and marketing	1,898	515	848
General and administrative	1,560	1,126	1,286

Total	$4,447	$2,293	$2,718

As of December 31, 2020, there was $6,815 of unrecognized compensation cost related to outstanding options. These amounts are expected to be recognized over a weighted-average period of 1.54 years related to outstanding options. To the extent the actual forfeiture rate is different from what has been estimated, share-based compensation related to these awards will differ from the initial expectations.

c.As part of the acquisition of Undertone, the Company granted warrants to purchase 66,666 ordinary shares, at a weighted average exercise price of $9.09 per share, to a third-party vendor that provides development services to Undertone. The warrants were exercisable until December 27, 2020 and wasn’t exercised by this date. No expense incurred in 2020. The total expense incurred in 2019 and 2018 was $59 and $61, respectively.